Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Total current income tax expense	$ 1,512	$ 795	$ 108
Total deferred income tax (benefit) expense	(7,524)	(90)	52
Total provision for income taxes	(6,012)	705	160
Israel [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	0	0	16
Total deferred income tax (benefit) expense	0	0	0
Foreign [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	1,512	795	92
Total deferred income tax (benefit) expense	$ (7,524)	$ (90)	$ 52